JOHN HANCOCK FUNDS III

200 Berkeley Street

Boston, MA 02116

May 30, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Funds III (the “Trust”), on behalf of:

John Hancock U.S. Quality Growth Fund (the “Fund”)

File Nos. 333-125838; 811-21777

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 85 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. The purpose of the Amendment is to incorporate changes in the Fund’s investment strategy. No fees are required in connection with this filing.

If you have any questions or comments, please call the undersigned at 617-572-0138.

Sincerely,
/s/ Ariel Ayanna
Ariel Ayanna
Assistant Secretary of the Trust